UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/12

Date of reporting period:  12/31/11

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2011 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 60.00%
Capital Goods - 1.84%
Oshkosh Corp. (a)	272,482	$5,825,665
Commercial & Professional Services - 2.75%
Securitas AB (b)	1,007,583	8,696,599
Consumer Services - 5.11%
Regis Corp.	557,988	9,234,701
Speedway Motorsports, Inc.	450,314	6,903,314
		16,138,015
Diversified Financials - 5.25%
The Bank Of New York Mellon Corp.	403,000	8,023,730
CoreLogic, Inc. (a)	661,678	8,555,497
		16,579,227
Food, Beverage & Tobacco - 2.71%
Molson Coors Brewing Co.	197,000	8,577,380
Health Care Equipment & Services - 1.09%
Teleflex, Inc.	56,122	3,439,717
Household & Personal Products - 3.41%
American Greetings Corp.	437,619	5,474,614
Central Garden & Pet Co. - Class A (a)	344,836	2,869,036
Central Garden & Pet Co. - Class B (a)	35,000	285,600
Oil-Dri Corporation of America - Class A (c)	105,847	2,142,343
		10,771,593
Insurance - 9.56%
AMERISAFE, Inc. (a)	175,721	4,085,513
Aspen Insurance Holdings Ltd. (b)	301,914	8,000,721
Baldwin & Lyons, Inc. - Class B	138,019	3,008,814
Berkshire Hathaway, Inc. - Class B (a)	109,000	8,316,700
The Travelers Companies, Inc.	114,556	6,778,279
		30,190,027
Materials - 2.86%
Newmont Mining Corp.	109,630	6,578,896
Royal Gold, Inc.	36,500	2,461,195
		9,040,091
Media - 3.35%
Scholastic Corp.	217,041	6,504,719
World Wrestling Entertainment, Inc.	437,424	4,076,791
		10,581,510
Pharmaceuticals, Biotechnology & Life Sciences - 7.17%
Bio-Rad Laboratories, Inc. (a)	98,357	9,446,206
Gilead Sciences, Inc. (a)	142,830	5,846,032
Johnson & Johnson	112,200	7,358,076
		22,650,314
Software & Services - 10.36%
Computer Sciences Corp.	284,000	6,730,800
CSG Systems International, Inc. (a)(c)	498,950	7,339,555
DST Systems, Inc.	99,720	4,539,254
EPIQ Systems, Inc.	351,910	4,229,958
Mantech International Corp.	88,000	2,749,120
Microsoft Corp.	275,000	7,139,000
		32,727,687
Technology Hardware & Equipment - 3.36%
Dell, Inc. (a)	511,890	7,488,951
Tellabs, Inc.	775,000	3,131,000
		10,619,951
Telecommunication Services - 1.18%
Telephone & Data Systems, Inc. (a)	119,383	3,090,826
Telephone & Data Systems, Inc. - Special Class	27,000	642,870
		3,733,696
TOTAL COMMON STOCKS (Cost $186,164,049)		189,571,472
	Principal
	Amount
CONVERTIBLE BONDS - 0.91%
Food & Staples Retailing - 0.91%
Spartan Stores, Inc.
3.375%, 05/15/2027	$3,101,000	2,860,673
TOTAL CONVERTIBLE BONDS (Cost $2,822,470)		2,860,673

CORPORATE BONDS - 21.63%
Capital Goods - 1.67%
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (d)	5,284,000	5,284,000
Commercial & Professional Services - 1.67%
Ashtead Capital, Inc.
9.000%, 08/15/2016	3,312,000	3,452,760
Mobile Mini, Inc.
6.875%, 05/01/2015	1,815,000	1,826,344
		5,279,104
Consumer Durables & Apparel - 3.32%
Hanesbrands, Inc.
4.146%, 12/15/2014 (d)	2,290,000	2,278,550
Levi Strauss & Co.
8.875%, 04/01/2016	3,411,000	3,547,440
Smith & Wesson Holding Corp.
9.500%, 01/14/2016	5,089,000	4,650,074
		10,476,064
Consumer Services - 2.39%
Mac-Gray Corp.
7.625%, 08/15/2015	3,892,000	3,984,435
Speedway Motorsports, Inc.
8.750%, 06/01/2016	3,285,000	3,580,650
		7,565,085
Energy - 2.86%
Bill Barrett Corp.
9.875%, 07/15/2016	4,203,000	4,623,300
Petroquest Energy, Inc.
10.000%, 09/01/2017	4,280,000	4,408,400
		9,031,700
Household & Personal Products - 3.03%
Amscan Holdings, Inc.
8.750%, 05/01/2014	4,489,000	4,489,000
Central Garden & Pet Co.
8.250%, 03/01/2018	5,202,000	5,097,960
		9,586,960
Materials - 0.36%
Silgan Holdings, Inc.
7.250%, 08/15/2016	1,050,000	1,120,875

Media - 0.95%
Scholastic Corp.
5.000%, 04/15/2013	2,977,000	2,984,442

Paper Manufacturing - 0.80%
Intertape Polymer US, Inc.
8.500%, 08/01/2014	2,646,000	2,526,930

Pharmaceuticals, Biotechnology & Life Sciences - 0.60%
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	1,739,000	1,904,205

Retailing - 3.58%
Collective Brands, Inc.
8.250%, 08/01/2013	3,555,000	3,563,887
HSN, Inc.
11.250%, 08/01/2016	4,000,000	4,410,000
PEP Boys-Manny Moe & Jack
7.500%, 12/15/2014	3,312,000	3,345,120
		11,319,007
Transportation Equipment Manufacturing - 0.40%
Oshkosh Corp.
8.250%, 03/01/2017	1,220,000	1,268,800
TOTAL CORPORATE BONDS (Cost $68,308,417)		68,347,172
	Shares
REAL ESTATE INVESTMENT TRUST - 1.79%
Real Estate - 1.79%
Potlatch Corp.	182,236	5,669,362
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,951,928)		5,669,362

SHORT-TERM INVESTMENTS - 14.79%
Money Market Funds - 14.79%
AIM STIT-Treasury Portfolio	12,561,000	12,561,000
Fidelity Institutional Money Market Funds - Money Market Portfolio	9,053,641	9,053,641
Fidelity Institutional Money Market Funds - Government Portfolio	12,561,000	12,561,000
SEI Daily Income Trust Treasury Fund	12,561,000	12,561,000
TOTAL SHORT-TERM INVESTMENTS (Cost $46,736,641)		46,736,641
Total Investments (Cost $309,983,505) - 99.12%		313,185,320
Other Assets in Excess of Liabilities - 0.88%		2,783,365
TOTAL NET ASSETS - 100.00%		$315,968,685

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Affiliated company. See Footnote 3.
(d)	Variable rate security. The rate shown is as of December 31, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Open Forward Currency Contracts
December 31, 2011 (Unaudited)
Intrepid Capital Fund

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation)
1/17/2012	U.S. Dollars	10,000,000	Japanese Yen	791,000,000	$(279,300)
1/17/2012	Japanese Yen	791,000,000	U.S. Dollars	10,333,116	(53,816)
					$(333,116)

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2011 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 61.17%
Capital Goods - 1.56%
Oshkosh Corp. (a)	500,000	$10,690,000
Commercial & Professional Services - 2.82%
Securitas AB (b)	1,881,209	16,236,996
Standard Parking Corp. (a)	174,537	3,118,976
		19,355,972
Consumer Services - 4.75%
International Speedway Corp. - Class A	315,109	7,988,013
Regis Corp.	779,469	12,900,212
Speedway Motorsports, Inc.	762,698	11,692,160
		32,580,385
Diversified Financials - 4.54%
CoreLogic, Inc. (a)	1,210,141	15,647,123
Federated Investors, Inc.	1,022,648	15,493,117
		31,140,240
Energy - 2.08%
Bill Barrett Corp. (a)	418,651	14,263,440
Food, Beverage & Tobacco - 0.86%
Cott Corp. (a)(b)	939,676	5,882,372
Health Care Equipment & Services - 3.50%
ICU Medical, Inc. (a)	155,846	7,013,070
Teleflex, Inc.	277,697	17,020,049
		24,033,119
Household & Personal Products - 3.97%
American Greetings Corp.	1,100,587	13,768,343
Central Garden & Pet Co. - Class A (a)	1,048,049	8,719,768
Oil-Dri Corporation of America - Class A (c)	234,230	4,740,815
		27,228,926
Insurance - 7.24%
AMERISAFE, Inc. (a)	606,487	14,100,823
Aspen Insurance Holdings Ltd. (b)	568,181	15,056,797
Baldwin & Lyons, Inc. - Class B	259,708	5,661,634
Brown & Brown, Inc.	657,300	14,874,699
		49,693,953
Media - 3.26%
Scholastic Corp.	419,213	12,563,814
World Wrestling Entertainment, Inc.	1,049,585	9,782,132
		22,345,946
Pharmaceuticals, Biotechnology & Life Sciences - 4.47%
Bio-Rad Laboratories, Inc. (a)	224,323	21,543,981
ICON PLC - ADR (a)	532,116	9,104,505
		30,648,486
Retailing - 3.62%
Aaron's, Inc.	272,332	7,265,818
Core-Mark Holding Co., Inc.	292,340	11,576,664
Halfords Group PLC (b)	1,334,602	5,989,874
		24,832,356
Software & Services - 13.92%
Computer Sciences Corp.	700,000	16,590,000
Convergys Corp. (a)	943,756	12,051,764
CSG Systems International, Inc. (a)(c)	1,394,799	20,517,493
EPIQ Systems, Inc.	589,635	7,087,413
Global Payments, Inc.	236,654	11,212,666
Mantech International Corp.	528,508	16,510,590
TECMO KOEI HOLDINGS CO., Ltd. (b)	630,200	5,190,942
Total Systems Services, Inc.	326,255	6,381,548
		95,542,416
Technology Hardware & Equipment - 3.20%
Ingram Micro, Inc. (a)	496,970	9,039,884
Tellabs, Inc.	3,206,540	12,954,422
		21,994,306
Telecommunication Services - 1.38%
Telephone & Data Systems, Inc.	398,613	9,490,975
TOTAL COMMON STOCKS (Cost $400,230,149)		419,722,892

REAL ESTATE INVESTMENT TRUST - 2.07%
Real Estate - 2.07%
Potlatch Corp.	457,031	14,218,234
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $14,050,390)		14,218,234

SHORT-TERM INVESTMENTS - 36.11%
Money Market Funds - 13.56%
AIM STIT-Treasury Portfolio	27,319,000	27,319,000
Fidelity Institutional Money Market Funds - Money Market Portfolio	11,029,250	11,029,250
Fidelity Institutional Money Market Funds - Government Portfolio	27,319,000	27,319,000
SEI Daily Income Trust Treasury Fund	27,319,000	27,319,000
		92,986,250
	Principal
	Amount
U.S. Treasury Bills - 22.55%
0.106%, 01/12/2012 (d)	$36,000,000	35,998,845
0.025%, 04/12/2012 (d)	50,000,000	49,996,458
0.020%, 05/03/2012 (d)	33,750,000	33,747,694
0.035%, 06/14/2012 (d)	35,000,000	34,994,386
		154,737,383
TOTAL SHORT-TERM INVESTMENTS (Cost $247,723,632)		247,723,633
Total Investments (Cost $662,004,171) - 99.35%		681,664,759
Other Assets in Excess of Liabilities - 0.65%		4,428,575
TOTAL NET ASSETS - 100.00%		$686,093,334

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Affiliated company. See Footnote 3.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Open Forward Currency Contracts
December 31, 2011 (Unaudited)
Intrepid Small Cap Fund

Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation)
1/9/2012	U.S. Dollars	17,254,902	Swedish Krona	110,000,000	$1,280,621
					$1,280,621
The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2011 (Unaudited)
Intrepid Income Fund

	Shares	Value
COMMON STOCK - 0.80%
Retailing - 0.80%
Halfords Group PLC (a)	155,000	$695,661
TOTAL COMMON STOCK (Cost $711,408)		695,661

PREFERRED STOCK - 0.37%
Insurance - 0.37%
Aspen Insurance Holdings Ltd., 7.401% (a)	13,000	321,100
TOTAL PREFERRED STOCK (Cost $298,935)		321,100
	Principal
	Amount
CONVERTIBLE BOND - 4.20%
Food & Staples Retailing - 4.20%
Spartan Stores, Inc.
3.375%, 05/15/2027	$3,976,000	3,667,860
TOTAL CONVERTIBLE BOND (Cost $3,519,451)		3,667,860

CORPORATE BONDS - 63.86%
Capital Goods - 3.75%
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (b)	3,271,000	3,271,000
Commercial & Professional Services - 6.56%
Ashtead Capital, Inc.
9.000%, 08/15/2016	2,438,000	2,541,615
FTI Consulting, Inc.
7.750%, 10/01/2016	1,205,000	1,247,175
Mobile Mini, Inc.
6.875%, 05/01/2015	1,928,000	1,940,050
		5,728,840
Consumer Durables & Apparel - 7.59%
Hanesbrands, Inc.
4.146%, 12/15/2014 (b)	1,931,000	1,921,345
Levi Strauss & Co.
8.875%, 04/01/2016	1,660,000	1,726,400
Smith & Wesson Holding Corp.
9.500%, 01/14/2016	3,256,000	2,975,170
		6,622,915
Consumer Services - 6.45%
Mac-Gray Corp.
7.625%, 08/15/2015	2,339,000	2,394,551
Speedway Motorsports, Inc.
8.750%, 06/01/2016	2,972,000	3,239,480
		5,634,031
Energy - 6.45%
Bill Barrett Corp.
9.875%, 07/15/2016	2,653,000	2,918,300
Petroquest Energy, Inc.
10.000%, 09/01/2017	2,633,000	2,711,990
		5,630,290
General Merchandise Stores - 2.28%
Dollar General Corp.
11.875%, 07/15/2017	1,798,000	1,986,790
Household & Personal Products - 7.34%
Amscan Holdings, Inc.
8.750%, 05/01/2014	2,923,000	2,923,000
Central Garden & Pet Co.
8.250%, 03/01/2018	3,557,000	3,485,860
		6,408,860
Materials - 0.24%
Silgan Holdings, Inc.
7.250%, 08/15/2016	200,000	213,500
Media - 1.97%
Scholastic Corp.
5.000%, 04/15/2013	1,714,000	1,718,285
Nonmetallic Mineral Product Manufacturing - 2.92%
Libbey Glass, Inc.
10.000%, 02/15/2015	2,381,000	2,547,670
Paper Manufacturing - 1.94%
Intertape Polymer US, Inc.
8.500%, 08/01/2014	1,775,000	1,695,125
Pharmaceuticals, Biotechnology & Life Sciences - 2.72%
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	2,171,000	2,377,245
Retailing - 10.53%
Collective Brands, Inc.
8.250%, 08/01/2013	2,520,000	2,526,300
HSN, Inc.
11.250%, 08/01/2016	2,904,000	3,201,660
PEP Boys-Manny Moe & Jack
7.500%, 12/15/2014	3,433,000	3,467,330
		9,195,290
Software & Services - 1.10%
CoreLogic, Inc.
7.250%, 06/01/2021	1,000,000	957,500
Transportation Equipment Manufacturing - 2.02%
Oshkosh Corp.
8.250%, 03/01/2017	1,699,000	1,766,960
TOTAL CORPORATE BONDS (Cost $55,031,721)		55,754,301
	Shares
REAL ESTATE INVESTMENT TRUST - 1.81%
Real Estate - 1.81%
Potlatch Corp.	50,800	1,580,388
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,684,689)		1,580,388

SHORT-TERM INVESTMENTS - 19.71%
Money Market Funds - 19.71%
AIM STIT-STIC Prime Portfolio	3,442,000	3,442,000
AIM STIT-Treasury Portfolio	3,442,000	3,442,000
Fidelity Institutional Money Market Funds - Money Market Portfolio	3,442,000	3,442,000
Fidelity Institutional Money Market Funds - Government Portfolio	3,442,000	3,442,000
SEI Daily Income Trust Treasury Fund	3,442,000	3,442,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,210,000)		17,210,000
Total Investments (Cost $78,456,204) - 90.75%		79,229,310
Other Assets in Excess of Liabilities - 9.25%		8,079,803
TOTAL NET ASSETS - 100.00%		$87,309,113

Percentages are stated as a percent of net assets.
(a)	Foreign issued security.
(b)	Variable rate security. The rate listed is as of December 31, 2011.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2011 (Unaudited)
Intrepid All Cap Fund

	Shares	Value
COMMON STOCKS - 79.20%
Capital Goods - 2.49%
Oshkosh Corp. (a)	46,000	$983,480
Consumer Services - 7.67%
International Speedway Corp. - Class A	33,400	846,690
Regis Corp.	58,976	976,053
Speedway Motorsports, Inc.	78,511	1,203,574
		3,026,317
Diversified Financials - 8.72%
The Bank Of New York Mellon Corp.	72,300	1,439,493
CoreLogic, Inc. (a)	99,241	1,283,186
Federated Investors, Inc.	47,500	719,625
		3,442,304
Food, Beverage & Tobacco - 6.13%
Molson Coors Brewing Co.	40,300	1,754,662
Sara Lee Corp.	35,160	665,227
		2,419,889
Health Care Equipment & Services - 4.77%
CR Bard, Inc.	9,020	771,210
Teleflex, Inc.	18,100	1,109,349
		1,880,559
Household & Personal Products - 2.05%
American Greetings Corp.	58,711	734,474
Central Garden & Pet Co. - Class A (a)	8,849	73,624
		808,098
Insurance - 6.83%
Aspen Insurance Holdings Ltd. (b)	25,000	662,500
Brown & Brown, Inc.	52,070	1,178,344
The Travelers Companies, Inc.	14,445	854,711
		2,695,555
Media - 2.09%
Scholastic Corp.	15,558	466,273
World Wrestling Entertainment, Inc.	38,483	358,662
		824,935
Pharmaceuticals, Biotechnology & Life Sciences - 9.90%
Bio-Rad Laboratories, Inc. (a)	10,521	1,010,437
Gilead Sciences, Inc. (a)	38,780	1,587,265
ICON PLC - ADR (a)	24,600	420,906
Johnson & Johnson	13,550	888,609
		3,907,217
Retailing - 0.99%
Halfords Group PLC (b)	86,500	388,224
Software & Services - 15.60%
Computer Sciences Corp.	31,811	753,921
CSG Systems International, Inc. (a)(c)	73,450	1,080,450
EPIQ Systems, Inc.	27,765	333,735
Global Payments, Inc.	7,000	331,660
Mantech International Corp.	28,810	900,024
Microsoft Corp.	58,300	1,513,468
SAIC, Inc. (a)	69,900	859,071
Total Systems Services, Inc.	19,670	384,745
		6,157,074
Technology Hardware & Equipment - 7.39%
Dell, Inc. (a)	106,190	1,553,560
Tellabs, Inc.	337,535	1,363,641
		2,917,201
Telecommunication Services - 4.57%
Telephone & Data Systems, Inc. (a)	54,980	1,423,432
Telephone & Data Systems, Inc. - Special Class	16,000	380,960
		1,804,392
TOTAL COMMON STOCKS (Cost $31,103,831)		31,255,245

REAL ESTATE INVESTMENT TRUST - 1.99%
Real Estate - 1.99%
Potlatch Corp.	25,265	785,994
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $794,931)		785,994

SHORT-TERM INVESTMENTS - 18.88%
Money Market Funds - 11.28%
AIM STIT-Treasury Portfolio	1,284,460	1,284,460
Fidelity Institutional Money Market Funds - Government Portfolio	1,582,000	1,582,000
SEI Daily Income Trust Treasury Fund	1,582,000	1,582,000
		4,448,460
	Principal
	Amount
U.S. Treasury Bills - 7.60%
0.003%, 02/02/2012 (d)	$1,500,000	1,499,996
0.024%, 03/01/2012 (d)	1,500,000	1,499,939
		2,999,935
TOTAL SHORT-TERM INVESTMENTS (Cost $7,448,395)		7,448,395
Total Investments (Cost $39,347,157) - 100.07%		39,489,634
Liabilities in Excess of Other Assets - (0.07)%		(26,949)
TOTAL NET ASSETS - 100.00%		$39,462,685

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Affiliated company. See Footnote 3.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

1. Fair Valuation Pricing Inputs

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  These securities will generally be classified as Level 2 securities.

Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Funds' investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

The Intrepid Capital Fund
Total Common Stocks*	$189,571,472	$-	$-	$189,571,472
Total Convertible Bonds*	-	2,860,673	-	2,860,673
Total Corporate Bonds*	-	68,347,172	-	68,347,172
Total Real Estate Investment Trust	5,669,362	-	-	5,669,362
Total Money Market Funds	46,736,641	-	-	46,736,641

Total Investments in Securities	$241,977,475	$71,207,845	$-	$313,185,320

Other Financial Instruments**
Total Forward Currency Contracts	$-	$(333,116)	$-	$(333,116)

The Intrepid Small Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$419,722,892	$-	$-	$419,722,892
Total Real Estate Investment Trust	14,218,234	-	-	14,218,234
Total U.S. Treasury Bills	-	154,737,383	-	154,737,383
Total Money Market Funds	92,986,250	-	-	92,986,250

Total Investment in Securities	$526,927,376	$154,737,383	$-	$681,664,759

Other Financial Instruments**
Total Forward Currency Contracts	$-	$1,280,621	$-	$1,280,621

The Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Total Common Stock*	$695,661	$-	$-	$695,661
Total Preferred Stock*	321,100	-	-	321,100
Total Convertible Bond*	-	3,667,860	-	3,667,860
Totol Corporate Bonds*	-	55,754,301	-	55,754,301
Total Real Estate Investment Trust	1,580,388	-	-	1,580,388
Total Money Market Funds	17,210,000	-	-	17,210,000

Total Investment in Securities	$19,807,149	$59,422,161	$-	$79,229,310

The Intrepid All Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$31,255,245	$-	$-	$31,255,245
Total Real Estate Investment Trust	785,994	-	-	785,994
Total U.S. Treasury Bills	-	2,999,935	-	2,999,935
Total Money Market Funds	4,448,460	-	-	4,448,460

Total Investment in Securities	$36,489,699	$2,999,935	$-	$39,489,634

* For further information regarding security characteristics, please see the Schedules of Investments.
** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.
There were no transfers of securities between levels during the period ended December 31, 2011. The Funds did not hold any level 3 securities during the period ended December 31, 2011. The Funds recognize transfers between levels at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Funds' adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to exchange rate risk. During the period ended
December 31, 2011, only the Intrepid Capital Fund and Intrepid Small Cap Fund held derivative instruments.

Balance Sheet - Values of Derivative Instruments as of December 31, 2011.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Intrepid Capital Fund
Forward Currency Contracts			Depreciation of forward currency contracts	$(333,116)
Total		$-		$(333,116)

Intrepid Small Cap Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$1,280,621
Total		$1,280,621		$-

The average monthly notional amount of forward currency contracts during the period ended December 31, 2011 were as follows:

Long Positions	Intrepid Capital Fund		Intrepid Small Cap Fund
Forward currency contracts	$10,333,116		$4,360,148

Short Positions	Intrepid Capital Fund		Intrepid Small Cap Fund
Forward currency contract	$(10,000,000)		$(25,432,854)

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2011 for Intrepid Capital Fund, Intrepid Small Cap, Intrepid Income Fund, and Intrepid All Cap Fund (collectively the "Funds"), were as follows*:

	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid All Cap Fund
Cost of Investments	$309,983,505	$662,004,171	$78,456,204	$39,347,157
Gross unrealized appreciation	$15,713,115	$45,363,354	$1,549,632	$2,425,028
Gross unrealized depreciation	(12,511,300)	(25,702,766)	(776,526)	(2,282,551)
Net unrealized appreciation	$3,201,815	$19,660,588	$773,106	$142,477

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

3.	Transactions with Affiliates
The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from
October 1, 2011 through December 31, 2011. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

Intrepid Capital Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2011	Additions	Reductions	at December 31, 2011	Income	Gain/(Loss)	December 31, 2011	December 31, 2011
AMERISAFE, Inc. (a)	305,405	-	(129,684)	175,721	$-	$678,834	$4,085,513	$3,194,644
CSG Systems International, Inc.	498,950	-	-	498,950	-	-	7,339,555	8,366,227
Oil-Dri Corporation of America - Class A	105,847	-	-	105,847	17,994	-	2,142,343	1,577,768
					$17,994	$678,834	$13,567,411	$13,138,639

Intrepid Small Cap Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2011	Additions	Reductions	at December 31, 2011	Income	Gain/(Loss)	December 31, 2011	December 31, 2011
AMERISAFE, Inc. (a)	762,226	-	(155,739)	606,487	$-	$811,277	$14,100,823	$10,690,947
CSG Systems International, Inc.	1,413,299	28,600	(47,100)	1,394,799	-	(277,777)	20,517,493	23,599,357
Oil-Dri Corporation of America - Class A	272,997	-	(38,767)	234,230	43,467	159,982	4,740,815	3,437,195
					$43,467	$693,482	$39,359,131	$37,727,499

Intrepid All Cap Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2011	Additions	Reductions	at December 31, 2011	Income	Gain	December 31, 2011	December 31, 2011
CSG Systems International, Inc.	73,450	-	-	73,450	$-	$-	$1,080,450	$1,295,490
					$-	$-	$1,080,450	$1,295,490

(a) Security is no longer an affiliated company at December 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)  /s/ Mark F. Travis
                                                Mark F. Travis, President

Date  February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Mark F. Travis
                                                  Mark F. Travis, President

Date   February 27, 2012

By (Signature and Title)* /s/ Donald C. White
                                                    Donald C. White, Treasurer

Date  February 27, 2012

* Print the name and title of each signing officer under his or her signature.